Fair Value (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial assets
Cash and cash equivalents	$ 27,624
Securities available for sale	121,650
Loans, net	267,080
Loans held for sale	171
Accrued interest receivable	1,426
Interest rate swaps	29
Financial liabilities
Deposits	367,644
Short-term borrowings	18,633
Federal Home Loan Bank advances	5,182
Accrued interest payable	206
Interest rate swaps	29
Level 1 [Member]
Financial assets
Cash and cash equivalents	27,624
Securities available for sale	31
Loans, net	0
Loans held for sale	0
Accrued interest receivable	0
Interest rate swaps	0
Financial liabilities
Deposits	304,895
Short-term borrowings	0
Federal Home Loan Bank advances	0
Accrued interest payable	35
Interest rate swaps	0
Level 2 [Member]
Financial assets
Cash and cash equivalents	0
Securities available for sale	121,619
Loans, net	0
Loans held for sale	171
Accrued interest receivable	704
Interest rate swaps	29
Financial liabilities
Deposits	62,749
Short-term borrowings	18,633
Federal Home Loan Bank advances	5,182
Accrued interest payable	171
Interest rate swaps	29
Level 3 [Member]
Financial assets
Cash and cash equivalents	0
Securities available for sale	0
Loans, net	267,080
Loans held for sale	0
Accrued interest receivable	722
Interest rate swaps	0
Financial liabilities
Deposits	0
Short-term borrowings	0
Federal Home Loan Bank advances	0
Accrued interest payable	0
Interest rate swaps	0
Carrying Amount [Member]
Financial assets
Cash and cash equivalents	27,624	15,213
Time deposits with other financial institutions		246
Securities available for sale	121,650	150,175
Restricted equity securities	3,221	3,220
Loans, net	265,539	213,952
Loans held for sale	171
Accrued interest receivable	1,426	1,404
Interest rate swaps	29	46
Financial liabilities
Deposits	367,069	340,664
Short-term borrowings	18,633	10,168
Federal Home Loan Bank advances	5,000	8,000
Accrued interest payable	206	219
Interest rate swaps	29	46
Fair Value [Member]
Financial assets
Cash and cash equivalents		15,213
Time deposits with other financial institutions		246
Securities available for sale		150,175
Loans, net		215,490
Accrued interest receivable		1,404
Interest rate swaps		46
Financial liabilities
Deposits		341,356
Short-term borrowings		10,168
Federal Home Loan Bank advances		8,299
Accrued interest payable		219
Interest rate swaps		$ 46